10. Share-Based Compensation (Details - Assumptions Employee) - Employee Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted-average expected dividend yield	0.00%	0.00%
Weighted-average expected volatility	118.03%	111.37%
Weighted-average risk-free interest rate	2.90%	1.79%
Weighted-average expected life of option	5 years 10 months 25 days	5 years 4 months 9 days
Weighted-average exercise price	$ 3.05	$ 3.34